LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Maturities Of Long-Term Debt) (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Long-term Debt, Excluding Current Maturities [Abstract]
First year	$ 1,295
Second year	675
Third year	659
Fourth year	338
Fifth year	1,660
Total long-term debt	$ 4,627